Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group (note 14)
New Chang’an	Noncontrolling shareholder of CAH before disposal (note 4)
Shaanxi Juntai Real Estate Co., Ltd (“Shaanxi Juntai”)	Entity indirectly controlled by New Chang’an

b)	The Group had the following related party transactions for the years ended December 31, 2012, 2013 and 2014. These transactions arose from the discontinued operations.

	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Provision of medical services:
Shaanxi Juntai	637	1,052	984	159

Loan to (repayment of a loan from):
New Chang’an	100,000	(6,590)	—	—

Interest income
New Chang’an	—	7,839	6,755	1,089

Purchase of medical supplies:
JYADK	5,249	805	484	78

The transaction amounts stated above for the year ended 31 December 2014 represented the transactions conducted by the Group before the completion of the disposal of CAH and WHT on December 18, 2014.

In addition, on December 3, 2014, the Group entered into an agreement with Datang, a related company of New Chang’an and independent of the Group, to sell the 52% equity interests in CAH and WHT to Datang for a total consideration of RMB397,923 (US$64,134). Further details of the transaction are included in note 4 to the financial statements.

c)	The balances between the Company and its related parties as of December 31, 2013 and 2014 are listed below. These balances relate to the discontinued operations and were derecognized on December 18, 2014 upon the disposal of CAH and WHT.

		As of December 31,
	Note	2013	2014	2014
		RMB	RMB	US$
Due from related parties, current:
New Chang’an		7,839	—	—
Shaanxi Juntai		2,426	—	—

		10,265	—	—

Loan to a noncontrolling shareholder, non-current
New Chang’an*		93,410	—	—

Due to related parties, current
JYADK		(1,717)	—	—
New Chang’an		(1,500)	—	—

		(3,217)	—	—

Due to related parties, non-current
Shaanxi Juntai		(19,301)	—	—
New Chang’an		(7,527)	—	—

		(26,828)	—	—

*	The repayment terms of the loan to New Chang’an are the same as the loan granted by a bank as at December 31, 2013 (note 16).